Non-Interest Income and Non-Interest Expense	12 Months Ended
Dec. 31, 2012
Non-Interest Income and Non-Interest Expense [Abstract]
Non-Interest Income and Non-Interest Expense
(10)	Non-Interest Income and Non-Interest Expense

The significant components of non-interest income and non-interest expense for the years ended December 31 are presented below:

	In Thousands
	2012	2011	2010
Non-interest income:
Service charges on deposits	$4,568	5,356	5,354
Other fees and commissions	7,603	6,859	6,105
Security gains, net	259	192	532
Fees and gains on sales of loans	3,602	2,069	2,275
Other income	3	—	—

	$16,035	14,476	14,266

	In Thousands
	2012	2011	2010
Non-interest expense:
Employee salaries and benefits	$23,984	22,723	18,799
Occupancy expenses	2,626	2,524	2,407
Furniture and equipment expenses	1,175	1,156	1,251
Loss on sales of other assets, net	2	15	21
Write downs and loss on sales of other real estate, net	3,286	3,560	1,113
Data processing expenses	1,433	1,322	1,255
FDIC insurance	1,738	1,756	2,232
Directors’ fees	762	739	733
Other operating expenses	10,092	9,868	8,894

	$45,098	43,663	36,705